Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Off-Balance Sheet Financial Instruments [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]

	December 31,
	2015	2014
	(In Thousands)
Commitments to grant loans	$19,704	$23,070
Unfunded commitments under lines of credit	48,641	45,269
Standby letters of credit	5,286	5,660
	$73,631	$73,999